PERSONNEL, SOCIAL CHARGES AND BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
PERSONNEL, SOCIAL CHARGES AND BENEFITS
Schedule of personnel, social charges and benefits

	12.31.20	12.31.19
Social charges and benefits	350,138	400,470
Profit sharing	285,079	308,918
Share-based payment plans (Note 29)	86,296	40,523
Salaries and wages	46,495	38,363
Total	768,008	788,274

Current	764,329	752,246
Non-current	3,679	36,028